Investments (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net appreciation in fair value of investments	$ 14,148,438	$ 11,882,670
Interest and dividends	$ 5,395,116	$ 3,952,072
Vanguard 500 Index Admiral Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Value per share (in dollars per share)	$ 631.84	$ 542.76	$ 439.99
Vanguard Growth Index Admiral Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Value per share (in dollars per share)	$ 251.14	$ 211.22	$ 160.00